VARIABLE INTEREST ENTITIES (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Restricted cash	$ 842	$ 801
Financing receivables, net	16,083	15,376
Total Assets	36,485	49,416
Debt	21,335	20,897
Total Liabilities	30,829	42,563
Unconsolidated Subsidiaries and Affiliates
Variable Interest Entity [Line Items]
Restricted cash	801	736
Financing receivables, net	8,351	8,838
Total Assets	9,152	9,574
Debt	8,246	8,528
Total Liabilities	$ 8,246	$ 8,528